Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
(18) Related Party Transactions
Related Party Collaboration Agreement
To support the Company’s path towards automotive grade solid state LiDAR sensors, help de-risk
the ramp towards high volume manufacturing, and improve the company’s marketing and distribution capabilities, the Company entered into a Strategic Partnership Agreement (“Collaborative Agreement”) with Sensata Technology, Inc (“Sensata”) on February 8, 2016. As part of the Collaborative Agreement, Sensata made a $50 million investment in the initial closing of the Company’s offering of Series B convertible preferred stock. The agreement committed both companies to engage in joint development and commercialization of the solid-state product for the transportation segment. The Company is expected to retain ultimate discretion relating to product roadmap and development, with Sensata retaining ultimate control over the manufacturing, sales and marketing decisions subject to certain terms and conditions.
On March 29, 2020, Quanergy and Sensata signed an amendment to the agreement which eliminated exclusivity for the transportation sector, reduced specific development and commercialization obligations and added flexibility to the manufacturing model.
No revenues on the February 2016 Collaborative Agreement have been recognized for the three and six months ended June 30, 2022 and 2021. In accordance with the Collaborative Agreement, the Company purchased equipment from Sensata totaling $1.0 million which is included in the accompanying condensed consolidated balance sheets as of June 30, 2022 and December 31, 2021. For the three and six months ended June 30, 2022 and 2021, depreciation expense on this equipment was not material.
On June 21, 2021, the Company entered into another collaborative arrangement with Sensata, wherein Sensata will provide consulting services with respect to areas of manufacturing, cost reduction, sourcing, and go to market strategies. In exchange for such services, the Company issued a warrant to Sensata to purchase 2.5 million shares of the Company. These warrants had a fair value of $23.3 million at December 31, 2021. On the Closing Date, these warrants were fair valued at $17.6 million. No revenues have been recognized and $0.2 million in expenses have been incurred under this collaborative arrangement for the three and six months ended June 30, 2022.
Related Party Convertible Notes
In 2020 and 2021, the Company issued convertible promissory notes of approximately $64.8 million to various investors, out of which $27.2 million was issued to four related parties. The related party debt is presented as “Long-term debt – related party” in the consolidated balance sheet, adjusted for deferred interest, allocated debt financing costs and derivative liability recorded as debt discount on the 2023 Notes. The principal amount of the outstanding balance accrued interest at 10.0% per annum, payable at maturity in March 2023. The Company also issued 4,900,929 common stock warrants to the four related parties in conjunction with the issuance of the 2023 Notes. The 2023 Notes were converted into equity of the Company on the Closing Date.
For the three months ended June 30, 2022 and 2021, the Company accrued interest of zero and $2.6 million, respectively, for related party debt. For the six months ended June 30, 2022 and 2021, the Company accrued interest of $1.7 million and $3.8 million, respectively, for related party debt. See “Note 12 – Borrowing Arrangements” for additional details.
Related Party Restricted Stock Units
Out of the total RSU grants in 2021, 2,963,703 were issued to two related parties with an aggregate fair value of $20.1 million. Of the total RSU grants in 2022, 1,931,950 were issued to twelve related parties with an aggregate fair value of $2.2 million. On the Closing Date, both the performance-based and service-based conditions for vesting of the RSU grants had been satisfied, therefore, $2.5 million and $22.6 million in expenses has been recognized on these awards in the three and six months ended June 30, 2022, respectively.
Related Party Private Placement Warrants
An aggregate of 6,580,000 Private Placement Warrants are held by a related party. Each Private Placement Warrant is exercisable to purchase one share of common stock at a price of $11.50 per share.
Related Party Payable
On March 31, 2022, the Company issued 863,000 shares of common stock to reimburse a related party for merger-related expenses of $1.7 million. As of June 30, 2022, the remaining amount due to the related party was $1.1 million for merger related expenses paid by the related party on behalf of the Company.
Related Party Common Stock
As of June 30, 2022, a related party owns 6,037,500 shares of the Company wherein these shares are subject to a lock up period, which is set to end at the earlier of, (a) a year after the Closing Date or, (b) subsequent to the Closing Date, (x) if the closing price of the common stock equals or exceeds $12.00 per share for any 20 trading days within any
30-trading
day period commencing at least 150 days after the Closing Date, or (y) the date the Company completes a liquidation, merger, share exchange or other similar transaction after the Business Combination, that results in all of the Company’s public shareholders having the right to exchange their shares for cash, securities or other property.

(18)	Related Party Transactions
Related Party Collaboration Agreement
To support the Company’s path towards automotive grade solid state LiDAR sensors, help de-risk
the ramp towards high volume manufacturing, and improve the company’s marketing and distribution capabilities, the Company entered into a Strategic Partnership Agreement (“Collaborative Agreement”) with Sensata Technology, Inc (“Sensata”) on February 8, 2016. As part of the Collaborative Agreement, Sensata made a $50 million investment in the initial closing of the Company’s offering of Series B convertible preferred stock. The agreement committed both companies to engage in joint development and commercialization of the solid-state product for the transportation segment. The Company was expected to retain ultimate discretion relating to product roadmap and development, with Sensata retaining ultimate control over the manufacturing, sales and marketing decisions subject to certain terms and conditions.
On March 29, 2020, Quanergy and Sensata signed an amendment to the agreement which eliminated exclusivity for the transportation sector, reduced specific development and commercialization obligations and added flexibility to the manufacturing model.
No revenues on the February 2016 Collaborative Agreement have been recognized for the year ended December 31, 2021 and 2020. In accordance with the Collaborative Agreement, the Company purchased equipment from Sensata totaling $1 million which is included in the accompanying consolidated balance sheets as of December 31, 2021 and 2020. Depreciation expense on this equipment was $0.1 million and $0.1 million as of December 31, 2021 and 2020, respectively.
On June 21, 2021, the Company entered into another collaborative arrangement with Sensata, wherein Sensata will provide consulting services with respect to areas of manufacturing, cost reduction, sourcing, and go to market strategies. In consideration for such services, the Company issued a warrant to Sensata to purchase that number of shares of the Company’s common stock which will be exchanged for 2.5 million shares of the combined entity contemplated in the Merger discussed above in “Note 1(b) - Business Combination”. These warrants have a fair value of $23.3 million at December 31, 2021. No revenues have been recognized and no expenses have been incurred under this collaborative arrangement for the year ended December 31, 2021 and 2020.
Related Party Convertible Notes
In 2020, the Company issued convertible promissory notes of approximately $16.1 million to various investors, out of which $15.7 million was issued to three related parties. The related party debt is presented as “Long-term debt — related party” in the consolidated balance sheet, adjusted for deferred interest, allocated debt financing costs and derivative liability recorded as debt discount on the 2023 Notes. The principal amount of the outstanding balance shall accrue interest at 10.0% per annum, payable at maturity in March 2023. For the year ended December 31, 2021 and 2020, the Company accrued interest of $1.6 million and $0.9 million related to the 2023 Initial Notes issued to the related parties. In conjunction with the 2023 Initial Notes, the Company also issued common stock warrants, of which 3,416,869 were issued to the three related parties. See “Note 12 — Borrowing Arrangements” for additional details.
In February 2021, the Company issued convertible promissory notes of approximately $48.7 million to various investors (the “Extension Notes”, and together with the 2023 Initial Notes, referred to as “2023 Notes”), out of which $11.5 million was issued to a related party. The related party debt is presented as “Long-term debt — related party” in the consolidated balance sheet, adjusted for deferred interest, allocated debt issuance costs and derivative liability recorded as debt discount on the Extension Notes. The principal amount of the outstanding balance shall accrue interest at 10.0% per annum, payable at maturity in March 2023. For the year ended December 31, 2021, the Company accrued additional interest of $1.0 million related to the 2023 Extension Notes issued to related parties. In conjunction with the Extension Notes, the Company also issued common stock warrants, of which 1,484,060 were issued to the related party.
Total accrued interest payable to related parties on the 2023 Notes was $3.5 million at December 31, 2021. See “Note 12 — Borrowing Arrangements” for additional details.
Related Party Restricted Stock Units
Out of the total RSU grants in 2020, 3,524,788 were issued to directors and officers of the Company with an aggregate fair value of $22.9 million.
Out of the total RSU grants in 2021, 2,963,739 were issued to two related parties with an aggregate fair value of $20.1 million.
As of December 31, 2021, the performance-based condition for vesting of the RSU grants is not deemed to be probable, therefore, no expense has been recognized on these awards in the year ended December 31, 2021 and 2020.
There were no other material related party transactions during the years ended December 31, 2021 and 2020.